Mezzanine Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)		14,000
Redemption amount		$ 16,100		$ 0
Deemed dividend		$ 2,100	$ 0
Series G Preferred Shares [Member]
Mezzanine Equity [Abstract]
Fixed conversion price (in dollars per share)		$ 3.67
Percentage of lowest daily VWAP used to determine conversion rate		80.00%
Threshold consecutive trading days		20 days
Number of common shares that can be voted for each preferred share (in shares)		1,000
Liquidation Amount (in dollars per share)		$ 1,000
Redemption premium before March 31,2027		15.00%
Redemption premium after March 31, 2027		20.00%
Percentage of liquidation amount paid as dividend		15.00%
Deemed dividend		$ 2,100
Dividends declared		$ 529
Series G Preferred Shares [Member] | Minimum [Member]
Mezzanine Equity [Abstract]
Fixed conversion price (in dollars per share)		$ 0.6
Series G Preferred Shares [Member] | Maximum [Member]
Mezzanine Equity [Abstract]
Redemption amount		$ 16,100
Tanker SPA [Member]
Mezzanine Equity [Abstract]
Settlement of contractual commitments	$ 14,000
Tanker SPA [Member] | Series G Preferred Shares [Member]
Mezzanine Equity [Abstract]
Issuance of preferred shares (in shares)	14,000